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<FILENAME>d13fhr.txt
REPORT FOR THE CALENDAR QUARTER, ENDED December 31, 2006

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                                                                 OMB Approval
                                                                 OMB 3235-0006
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                                                                 SEC USE ONLY
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FORM           INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
13F           MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                Report for the Calendar Qtr, Ended December 31, 2006

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                (Please read instructions before preparing form.)
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                        If amended report check here: [ ]
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Name of Institutional Investment Manager:

                   GOOD HOPE ADVISERS, LLC
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Business Address:

      1345 Avenue of the Americas      New York      NY          10105-4300
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                 Street                  City       State            Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

Mark Goldstein            212-698-3101           Chief Compliance Officer
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   ATTENTION--Intentional misstatements or omissions of facts constitute
              Federal Criminal Violations. See 18 U.S.C. 1001 and
              15 U.S.C. 78ff(a).
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   The institutional Investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of February, 2007.

                                    Good Hope Advisers, LLC
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)

                                    /s/ Mark Goldstein
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                                    (Manual Signature of Person Duly Authorized
                                            to Submit This Report)


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

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REPORT SUMMARY:

Number of Other Included Managers:                         1
Form 13 F Information Table Entry Total:         5,255,818
Form 13 F Information Table Value Total: 218,078 (x$1000)

Arnhold and S. Bleichroeder Advisers, LLC

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
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D AT&T INC T FEB 30.00 CALL      CALL             00206R102     1160     2000 SH       SOLE                   2000        0        0
D WALGREENS CO WAG JAN 40.00 CAL CALL             931422109      413      700 SH       SOLE                    700        0        0
D AT&T INC                       COM              00206R102    10082   282000 SH       SOLE                 282000        0        0
D AIRTRAN HLDGS INC              COM              00949P108     1409   120000 SH       SOLE                 120000        0        0
D ALTRIA GROUP INC               COM              02209S103    10830   126200 SH       SOLE                 126200        0        0
D AMPHENOL CORP NEW              CL A             032095101    15452   248900 SH       SOLE                 248900        0        0
D ANALOG DEVICES INC             COM              032654105     6574   200000 SH       SOLE                 200000        0        0
D BARCLAYS PLC                   ADR              06738E204     2326    40000 SH       SOLE                  40000        0        0
D BERKSHIRE HATHAWAY INC DEL     CL B             084670207    14792     4035 SH       SOLE                   4035        0        0
D CAREMARK RX INC                COM              141705103     3632    63600 SH       SOLE                  63600        0        0
D CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109     9867   353513 SH       SOLE                 353513        0        0
D DUKE ENERGY CORP NEW           COM              26441C105     1614    48600 SH       SOLE                  48600        0        0
D EXCO RESOURCES INC             COM              269279402      507    30000 SH       SOLE                  30000        0        0
D ELKCORP                        COM              287456107     3082    75000 SH       SOLE                  75000        0        0
D EXPRESS SCRIPTS INC            COM              302182100     6415    89600 SH       SOLE                  89600        0        0
D GAP INC DEL                    COM              364760108      975    50000 SH       SOLE                  50000        0        0
D HALLIBURTON CO                 COM              406216101     2484    80000 SH       SOLE                  80000        0        0
D HILTON HOTELS CORP             COM              432848109     9353   267997 SH       SOLE                 267997        0        0
D INTEL CORP                     COM              458140100     2173   107300 SH       SOLE                 107300        0        0
D ISHARES TR                     20+ YR TRS BD    464287432    12069   136500 SH       SOLE                 136500        0        0
D LOCKHEED MARTIN CORP           COM              539830109    18037   195904 SH       SOLE                 195904        0        0
D MEDCO HEALTH SOLUTIONS INC     COM              58405U102     2859    53500 SH       SOLE                  53500        0        0
D MEDTRONIC INC                  COM              585055106     4816    90000 SH       SOLE                  90000        0        0
D MICROSOFT CORP                 COM              594918104    11198   375000 SH       SOLE                 375000        0        0
D MIDWEST AIR GROUP INC          COM              597911106       32     2800 SH       SOLE                   2800        0        0
D MIRANT CORP NEW                COM              60467R100     6668   211200 SH       SOLE                 211200        0        0
D NRG ENERGY INC                 COM NEW          629377508    11342   202500 SH       SOLE                 202500        0        0
D NALCO HOLDING COMPANY          COM              62985Q101    12049   588899 SH       SOLE                 588899        0        0
D ROCKWELL COLLINS INC           COM              774341101     4240    67000 SH       SOLE                  67000        0        0
D ST JUDE MED INC                COM              790849103     1367    37400 SH       SOLE                  37400        0        0
D THERMO FISHER SCIENTIFIC INC   COM              883556102     4977   109883 SH       SOLE                 109883        0        0
D TIME WARNER INC                COM              887317105    17620   808998 SH       SOLE                 808998        0        0
D WALGREEN CO                    COM              931422109     5571   121400 SH       SOLE                 121400        0        0
D WYNDHAM WORLDWIDE CORP         COM              98310W108     2094    65389 SH       SOLE                  65389        0        0
S REPORT SUMMARY         34 DATA RECORDS     218078   5255818      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED